Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 488,248	$ 335,273
Restricted Cash	668,181	266,944
Short-term investments	5,483,073	9,613,328
Accounts receivable, net	286,344	300,887
Inventories	94,309	96,920
Prepaid expenses and other current assets	17,600	15,721
Income tax receivable	4,225	4,011
Amounts due from related parties	22,518	11,431
Total current assets	7,064,498	10,644,515
Property, plant and equipment	706,059	880,968
Prepaid land lease payments	62,172	61,525
Intangible assets - net	77,679	122,579
Long-term investments	512,324	491,349
Prepayments for acquisition of equipment	2,138	1,340
Deferred tax assets	41,520	37,373
Operating lease right-of-use assets	10,435	16,024
Other non-current assets	18,282	20,488
Goodwill	12,604	27,508
Amounts due from related parties	34,014	33,612
Total non-current assets	1,477,227	1,692,766
Total assets	8,541,725	12,337,281
Current liabilities
Short-term bank loans and current portion of long-term bank loans (note 13)	229,374	211,919
Accounts payable and accrued liabilities	604,676	802,996
Income tax payable	30,687	207,718
Deferred revenue, current	11,265	12,211
Deferred government grants, current	3,035	1,728
Dividend payable	657,856	212,960
Operating lease liabilities, current	2,118	2,366
Amounts due to related parties	1,354
Total current liabilities	1,540,365	1,451,898
Deferred government grants, non-current	5,892	4,843
Long-term bank loans	265,484	163,840
Deferred tax liabilities	325,068	410,049
Operating lease liabilities, non-current	8,640	13,198
Other non-current liabilities	24	23
Total long-term liabilities	605,108	591,953
Total liabilities	2,145,473	2,043,851
Commitments and contingencies (notes 19 and 26)
EQUITY
Common stock ($0.001 par value; 100,000,000 shares authorized; 71,860,702 and 71,860,702 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	72	72
Additional paid-in capital	550,168	550,168
Accumulated other comprehensive loss	(513,252)	(707,806)
Statutory surplus reserves	1,586,013	1,581,467
Retained earnings	2,815,942	6,838,357
Total Sinovac shareholders' equity	4,438,943	8,262,258
Non-controlling interests	1,957,309	2,031,172
Total equity	6,396,252	10,293,430
Total liabilities and equity	$ 8,541,725	$ 12,337,281